Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2021
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Acquisition Costs
3 — Deferred Acquisition Costs
The following table presents a reconciliation of the changes in deferred acquisition costs for the periods specified below:

	2021	2020
	in thousands
Deferred acquisition costs as of January 1,	$58,572	$46,808
Acquisition costs deferred	163,946	117,738
Amortization charged to income	(140,983)	(105,974)

Deferred acquisition costs as of December 31,	$81,535	$58,572